PSF SMALL-CAP STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 99.4%
Common Stocks — 98.9%
Aerospace & Defense — 1.2%
AAR Corp.*	35,731	$2,127,066
AeroVironment, Inc.*	28,233	3,148,826
Kaman Corp.	30,423	597,812
Mercury Systems, Inc.*	55,200	2,047,368
Moog, Inc. (Class A Stock)	30,934	3,494,305
National Presto Industries, Inc.	5,607	406,283
Triumph Group, Inc.*	82,751	633,873
		12,455,533
Air Freight & Logistics — 0.4%
Forward Air Corp.(a)	27,601	1,897,293
Hub Group, Inc. (Class A Stock)*	33,790	2,653,866
		4,551,159
Automobile Components — 1.5%
American Axle & Manufacturing Holdings, Inc.*	126,250	916,575
Dana, Inc.	138,550	2,032,528
Dorman Products, Inc.*	30,471	2,308,483
Gentherm, Inc.*	35,469	1,924,548
LCI Industries	27,268	3,201,809
Patrick Industries, Inc.(a)	22,407	1,681,869
Phinia, Inc.	50,700	1,358,253
Standard Motor Products, Inc.	20,173	678,216
XPEL, Inc.*(a)	22,852	1,762,118
		15,864,399
Automobiles — 0.2%
Winnebago Industries, Inc.(a)	32,496	1,931,887
Banks — 8.7%
Ameris Bancorp	69,952	2,685,457
Atlantic Union Bankshares Corp.(a)	80,868	2,327,381
Axos Financial, Inc.*	56,580	2,142,119
Banc of California, Inc.(a)	56,496	699,420
BancFirst Corp.	15,527	1,346,657
Bancorp, Inc. (The)*	58,526	2,019,147
Bank of Hawaii Corp.(a)	42,750	2,124,247
BankUnited, Inc.	80,237	1,821,380
Banner Corp.	36,937	1,565,390
Berkshire Hills Bancorp, Inc.	47,473	951,834
Brookline Bancorp, Inc.	95,611	871,016
Capitol Federal Financial, Inc.(a)	136,581	651,491
Cathay General Bancorp	78,150	2,716,494
Central Pacific Financial Corp.	29,184	486,789
City Holding Co.(a)	16,078	1,452,647
Community Bank System, Inc.(a)	57,636	2,432,816
Customers Bancorp, Inc.*(a)	30,346	1,045,420
CVB Financial Corp.(a)	142,523	2,361,606
Dime Community Bancshares, Inc.	37,690	752,292
Eagle Bancorp, Inc.	32,235	691,441
FB Financial Corp.	37,855	1,073,568
First Bancorp	44,312	1,246,940
First BanCorp. (Puerto Rico)	191,961	2,583,795
First Commonwealth Financial Corp.	110,432	1,348,375
First Financial Bancorp	102,574	2,010,450
First Hawaiian, Inc.	137,632	2,484,258
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Fulton Financial Corp.	176,900	$2,142,259
Hanmi Financial Corp.	32,902	533,999
Heritage Financial Corp.	37,786	616,290
Hilltop Holdings, Inc.	49,859	1,414,001
Hope Bancorp, Inc.	129,445	1,145,588
Independent Bank Corp.	47,485	2,331,039
Independent Bank Group, Inc.	38,614	1,527,184
Lakeland Financial Corp.(a)	27,328	1,296,987
National Bank Holdings Corp. (Class A Stock)	40,669	1,210,309
NBT Bancorp, Inc.(a)	50,917	1,613,560
Northfield Bancorp, Inc.	42,708	403,591
Northwest Bancshares, Inc.	137,073	1,402,257
OFG Bancorp (Puerto Rico)	50,806	1,517,067
Pacific Premier Bancorp, Inc.	103,225	2,246,176
PacWest Bancorp(a)	127,816	1,011,025
Park National Corp.	15,405	1,456,081
Pathward Financial, Inc.	28,203	1,299,876
Preferred Bank(a)	13,998	871,375
Provident Financial Services, Inc.(a)	81,459	1,245,508
Renasant Corp.	60,545	1,585,673
S&T Bancorp, Inc.	41,229	1,116,481
Seacoast Banking Corp. of Florida	91,557	2,010,592
ServisFirst Bancshares, Inc.(a)	52,721	2,750,455
Simmons First National Corp. (Class A Stock)	136,149	2,309,087
Southside Bancshares, Inc.(a)	31,293	898,109
Stellar Bancorp, Inc.	50,592	1,078,621
Tompkins Financial Corp.	13,363	654,653
Triumph Financial, Inc.*	23,245	1,506,044
TrustCo Bank Corp.	20,530	560,264
Trustmark Corp.	65,683	1,427,292
United Community Banks, Inc.(a)	127,958	3,251,413
Veritex Holdings, Inc.	58,510	1,050,254
Washington Federal, Inc.	69,791	1,788,045
Westamerica BanCorp	28,655	1,239,329
WSFS Financial Corp.	65,710	2,398,415
		92,801,329
Beverages — 0.3%
MGP Ingredients, Inc.	16,853	1,777,655
National Beverage Corp.*	25,053	1,177,992
		2,955,647
Biotechnology — 1.5%
Arcus Biosciences, Inc.*(a)	57,873	1,038,820
Avid Bioservices, Inc.*(a)	67,648	638,597
Catalyst Pharmaceuticals, Inc.*	108,069	1,263,327
Cytokinetics, Inc.*(a)	103,400	3,046,164
Dynavax Technologies Corp.*(a)	138,910	2,051,701
Ironwood Pharmaceuticals, Inc.*	148,077	1,425,981
iTeos Therapeutics, Inc.*	28,540	312,513
Myriad Genetics, Inc.*	88,294	1,416,236
REGENXBIO, Inc.*	43,618	717,952
Vericel Corp.*(a)	51,386	1,722,459
Vir Biotechnology, Inc.*(a)	92,667	868,290
A1

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Xencor, Inc.*(a)	65,355	$1,316,903
		15,818,943
Building Products — 2.0%
AAON, Inc.(a)	72,860	4,143,548
American Woodmark Corp.*	17,570	1,328,468
Apogee Enterprises, Inc.	23,695	1,115,561
AZZ, Inc.	26,861	1,224,324
Gibraltar Industries, Inc.*	32,733	2,209,805
Griffon Corp.	44,155	1,751,629
Hayward Holdings, Inc.*	135,400	1,909,140
Insteel Industries, Inc.	20,943	679,810
Masterbrand, Inc.*	137,687	1,672,897
PGT Innovations, Inc.*	62,905	1,745,614
Quanex Building Products Corp.	35,527	1,000,795
Resideo Technologies, Inc.*	158,957	2,511,520
		21,293,111
Capital Markets — 1.5%
Artisan Partners Asset Management, Inc. (Class A Stock)(a)	73,700	2,757,854
Avantax, Inc.*	39,658	1,014,452
B. Riley Financial, Inc.(a)	17,761	728,023
Brightsphere Investment Group, Inc.(a)	34,931	677,312
Donnelley Financial Solutions, Inc.*	26,786	1,507,516
Moelis & Co. (Class A Stock)(a)	71,700	3,235,821
Piper Sandler Cos.	16,162	2,348,500
StoneX Group, Inc.*	19,167	1,857,666
Virtus Investment Partners, Inc.	7,333	1,481,193
WisdomTree, Inc.(a)	123,198	862,386
		16,470,723
Chemicals — 2.7%
AdvanSix, Inc.	29,343	911,980
American Vanguard Corp.	29,400	321,342
Balchem Corp.	34,725	4,307,289
Hawkins, Inc.	20,584	1,211,368
HB Fuller Co.(a)	57,978	3,977,871
Ingevity Corp.*	36,250	1,725,863
Innospec, Inc.	26,779	2,736,814
Koppers Holdings, Inc.	22,419	886,671
Livent Corp.*(a)	193,545	3,563,163
Mativ Holdings, Inc.(a)	58,995	841,269
Minerals Technologies, Inc.	35,021	1,917,750
Quaker Chemical Corp.(a)	14,945	2,391,200
Sensient Technologies Corp.	45,400	2,654,992
Stepan Co.	22,779	1,707,742
		29,155,314
Commercial Services & Supplies — 2.1%
ABM Industries, Inc.	71,312	2,853,193
Brady Corp. (Class A Stock)	49,430	2,714,696
CoreCivic, Inc.*	122,523	1,378,384
Deluxe Corp.(a)	47,034	888,472
Enviri Corp.*	86,026	621,108
GEO Group, Inc. (The)*(a)	136,017	1,112,619
Healthcare Services Group, Inc.	79,989	834,285
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
HNI Corp.	50,197	$1,738,322
Interface, Inc.	62,650	614,596
Liquidity Services, Inc.*	24,141	425,364
Matthews International Corp. (Class A Stock)(a)	32,857	1,278,466
MillerKnoll, Inc.	81,617	1,995,536
OPENLANE, Inc.*(a)	118,037	1,761,112
Pitney Bowes, Inc.(a)	165,175	498,829
UniFirst Corp.	16,263	2,651,032
Viad Corp.*	22,516	589,919
		21,955,933
Communications Equipment — 1.2%
ADTRAN Holdings, Inc.	76,360	628,443
Clearfield, Inc.*(a)	14,000	401,240
Digi International, Inc.*(a)	38,798	1,047,546
Extreme Networks, Inc.*	137,578	3,330,763
Harmonic, Inc.*	120,708	1,162,418
NetScout Systems, Inc.*	76,087	2,131,958
Viasat, Inc.*(a)	80,265	1,481,692
Viavi Solutions, Inc.*	239,887	2,192,567
		12,376,627
Construction & Engineering — 1.6%
Arcosa, Inc.	52,463	3,772,090
Comfort Systems USA, Inc.	38,537	6,567,090
Dycom Industries, Inc.*	31,508	2,804,212
Granite Construction, Inc.(a)	47,374	1,801,160
MYR Group, Inc.*	17,990	2,424,332
		17,368,884
Consumer Finance — 1.0%
Bread Financial Holdings, Inc.	54,180	1,852,956
Encore Capital Group, Inc.*(a)	25,233	1,205,128
Enova International, Inc.*	33,103	1,683,950
EZCORP, Inc. (Class A Stock)*	56,182	463,502
Green Dot Corp. (Class A Stock)*	48,536	676,106
Navient Corp.	94,400	1,625,568
PRA Group, Inc.*	42,343	813,409
PROG Holdings, Inc.*	49,279	1,636,556
World Acceptance Corp.*(a)	3,674	466,818
		10,423,993
Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc. (The)	33,878	1,745,056
Chefs’ Warehouse, Inc. (The)*(a)	38,077	806,471
PriceSmart, Inc.	27,699	2,061,636
SpartanNash Co.	37,490	824,780
United Natural Foods, Inc.*	63,186	893,450
		6,331,393
Containers & Packaging — 0.3%
Myers Industries, Inc.	39,672	711,319
O-I Glass, Inc.*	166,975	2,793,492
		3,504,811

A2

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Consumer Services — 0.9%
Adtalem Global Education, Inc.*	44,690	$1,914,966
Frontdoor, Inc.*	86,502	2,646,096
Mister Car Wash, Inc.*(a)	97,756	538,636
Perdoceo Education Corp.	70,756	1,209,928
Strategic Education, Inc.	23,655	1,780,039
Stride, Inc.*(a)	43,550	1,961,056
		10,050,721
Diversified REITs — 0.8%
Alexander & Baldwin, Inc.	78,305	1,310,043
American Assets Trust, Inc.(a)	52,402	1,019,219
Armada Hoffler Properties, Inc.	73,254	750,121
Essential Properties Realty Trust, Inc.(a)	167,935	3,632,434
Global Net Lease, Inc.(a)	209,560	2,013,871
		8,725,688
Diversified Telecommunication Services — 0.5%
ATN International, Inc.	11,424	360,541
Cogent Communications Holdings, Inc.(a)	46,796	2,896,672
Consolidated Communications Holdings, Inc.*	80,490	275,276
Lumen Technologies, Inc.*(a)	1,087,018	1,543,566
		5,076,055
Electric Utilities — 0.3%
Otter Tail Corp.(a)	44,899	3,408,732
Electrical Equipment — 0.4%
Encore Wire Corp.(a)	18,116	3,305,445
Powell Industries, Inc.	9,770	809,933
SunPower Corp.*(a)	92,600	571,342
		4,686,720
Electronic Equipment, Instruments & Components — 4.1%
Advanced Energy Industries, Inc.	40,506	4,176,979
Arlo Technologies, Inc.*	101,438	1,044,811
Badger Meter, Inc.	31,583	4,543,846
Benchmark Electronics, Inc.	38,465	933,161
CTS Corp.	33,726	1,407,723
ePlus, Inc.*	28,954	1,839,158
Fabrinet (Thailand)*	39,101	6,515,009
Insight Enterprises, Inc.*	32,571	4,739,080
Itron, Inc.*	48,910	2,962,968
Knowles Corp.*	98,299	1,455,808
Methode Electronics, Inc.	38,848	887,677
OSI Systems, Inc.*	16,592	1,958,520
PC Connection, Inc.	12,062	643,869
Plexus Corp.*	29,522	2,744,955
Rogers Corp.*	18,025	2,369,747
Sanmina Corp.*	61,538	3,340,283
ScanSource, Inc.*	26,831	813,248
TTM Technologies, Inc.*	112,042	1,443,101
		43,819,943
Energy Equipment & Services — 2.5%
Archrock, Inc.(a)	148,527	1,871,440
	Shares	Value
Common Stocks (continued)
Energy Equipment & Services (cont’d.)
Bristow Group, Inc.*	25,850	$728,195
Core Laboratories, Inc.(a)	50,348	1,208,855
Dril-Quip, Inc.*	36,868	1,038,572
Helix Energy Solutions Group, Inc.*(a)	152,875	1,707,614
Helmerich & Payne, Inc.	106,986	4,510,530
Liberty Energy, Inc.	167,050	3,093,766
Nabors Industries Ltd.*	9,674	1,191,256
Oceaneering International, Inc.*	108,498	2,790,569
Oil States International, Inc.*	68,914	576,810
Patterson-UTI Energy, Inc.	345,323	4,779,270
ProPetro Holding Corp.*	93,645	995,446
RPC, Inc.(a)	91,817	820,844
U.S. Silica Holdings, Inc.*	83,155	1,167,496
		26,480,663
Entertainment — 0.5%
Cinemark Holdings, Inc.*(a)	116,721	2,141,830
Madison Square Garden Sports Corp.	17,930	3,161,059
Marcus Corp. (The)(a)	26,559	411,665
		5,714,554
Financial Services — 1.9%
EVERTEC, Inc. (Puerto Rico)	69,682	2,590,777
Jackson Financial, Inc. (Class A Stock)	78,480	2,999,506
Mr. Cooper Group, Inc.*	71,911	3,851,553
NMI Holdings, Inc. (Class A Stock)*	88,607	2,400,364
Payoneer Global, Inc.*	278,868	1,706,672
Radian Group, Inc.(a)	169,569	4,257,877
Walker & Dunlop, Inc.	35,885	2,664,102
		20,470,851
Food Products — 1.9%
B&G Foods, Inc.(a)	77,957	770,995
Calavo Growers, Inc.	19,157	483,331
Cal-Maine Foods, Inc.	43,777	2,119,682
Fresh Del Monte Produce, Inc.	36,326	938,664
Hain Celestial Group, Inc. (The)*	96,434	1,000,021
Hostess Brands, Inc.*	143,125	4,767,494
J & J Snack Foods Corp.	16,612	2,718,554
John B. Sanfilippo & Son, Inc.(a)	9,558	944,330
Simply Good Foods Co. (The)*	97,555	3,367,599
Tootsie Roll Industries, Inc.	18,777	560,681
TreeHouse Foods, Inc.*	55,228	2,406,836
		20,078,187
Gas Utilities — 0.3%
Chesapeake Utilities Corp.	19,157	1,872,597
Northwest Natural Holding Co.	38,900	1,484,424
		3,357,021
Ground Transportation — 0.7%
ArcBest Corp.	25,866	2,629,279
Heartland Express, Inc.	49,434	726,186
Marten Transport Ltd.	62,266	1,227,263
RXO, Inc.*	126,169	2,489,314
		7,072,042

A3

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies — 2.5%
Artivion, Inc.*	42,034	$637,235
Avanos Medical, Inc.*	50,548	1,022,080
CONMED Corp.(a)	33,015	3,329,563
Embecta Corp.	61,812	930,271
Glaukos Corp.*(a)	52,364	3,940,391
Integer Holdings Corp.*(a)	35,823	2,809,598
LeMaitre Vascular, Inc.	21,283	1,159,498
Merit Medical Systems, Inc.*	62,070	4,284,071
Omnicell, Inc.*	48,650	2,191,196
OraSure Technologies, Inc.*	79,173	469,496
Orthofix Medical, Inc.*	39,596	509,205
STAAR Surgical Co.*(a)	52,200	2,097,396
Tandem Diabetes Care, Inc.*	69,994	1,453,775
UFP Technologies, Inc.*	7,580	1,223,791
Varex Imaging Corp.*	43,582	818,906
		26,876,472
Health Care Providers & Services — 3.1%
AdaptHealth Corp.*(a)	88,065	801,391
Addus HomeCare Corp.*	17,391	1,481,539
Agiliti, Inc.*(a)	38,069	247,068
AMN Healthcare Services, Inc.*(a)	40,853	3,479,859
Apollo Medical Holdings, Inc.*(a)	45,365	1,399,510
Community Health Systems, Inc.*	137,224	397,950
CorVel Corp.*	9,778	1,922,844
Cross Country Healthcare, Inc.*(a)	36,306	900,026
Enhabit, Inc.*	54,029	607,826
Ensign Group, Inc. (The)(a)	60,485	5,620,871
Fulgent Genetics, Inc.*(a)	21,932	586,462
ModivCare, Inc.*	13,329	419,997
NeoGenomics, Inc.*	137,605	1,692,541
Owens & Minor, Inc.*	82,544	1,333,911
Pediatrix Medical Group, Inc.*	89,232	1,134,139
Premier, Inc. (Class A Stock)	128,200	2,756,300
Privia Health Group, Inc.*	109,900	2,527,700
RadNet, Inc.*(a)	65,032	1,833,252
Select Medical Holdings Corp.	112,237	2,836,229
U.S. Physical Therapy, Inc.(a)	16,044	1,471,716
		33,451,131
Health Care REITs — 0.5%
CareTrust REIT, Inc.(a)	107,085	2,195,242
Community Healthcare Trust, Inc.	26,643	791,297
LTC Properties, Inc.	44,658	1,434,862
Universal Health Realty Income Trust	13,600	549,848
		4,971,249
Health Care Technology — 0.7%
Certara, Inc.*(a)	115,445	1,678,570
HealthStream, Inc.	26,121	563,691
NextGen Healthcare, Inc.*	58,535	1,389,036
Schrodinger, Inc.*(a)	58,850	1,663,689
Simulations Plus, Inc.	17,081	712,278
Veradigm, Inc.*	117,826	1,548,234
		7,555,498
	Shares	Value
Common Stocks (continued)
Hotel & Resort REITs — 1.2%
Apple Hospitality REIT, Inc.(a)	229,150	$3,515,161
Chatham Lodging Trust	52,701	504,348
DiamondRock Hospitality Co.(a)	226,054	1,815,214
Pebblebrook Hotel Trust(a)	129,931	1,765,762
Service Properties Trust	178,440	1,372,204
Summit Hotel Properties, Inc.	115,999	672,794
Sunstone Hotel Investors, Inc.(a)	223,442	2,089,183
Xenia Hotels & Resorts, Inc.(a)	115,655	1,362,416
		13,097,082
Hotels, Restaurants & Leisure — 2.0%
BJ’s Restaurants, Inc.*	25,425	596,471
Bloomin’ Brands, Inc.(a)	93,718	2,304,526
Brinker International, Inc.*	47,754	1,508,549
Cheesecake Factory, Inc. (The)(a)	50,885	1,541,815
Chuy’s Holdings, Inc.*(a)	19,466	692,600
Cracker Barrel Old Country Store, Inc.(a)	23,766	1,597,075
Dave & Buster’s Entertainment, Inc.*(a)	37,049	1,373,406
Dine Brands Global, Inc.(a)	16,677	824,678
Golden Entertainment, Inc.	23,346	797,966
Jack in the Box, Inc.	21,600	1,491,696
Monarch Casino & Resort, Inc.	14,339	890,452
Papa John’s International, Inc.(a)	35,200	2,401,344
Sabre Corp.*	358,406	1,609,243
Shake Shack, Inc. (Class A Stock)*	40,339	2,342,486
Six Flags Entertainment Corp.*	77,221	1,815,466
		21,787,773
Household Durables — 3.0%
Cavco Industries, Inc.*	8,680	2,305,929
Century Communities, Inc.	30,641	2,046,206
Ethan Allen Interiors, Inc.(a)	24,623	736,228
Green Brick Partners, Inc.*(a)	27,284	1,132,559
Installed Building Products, Inc.	25,393	3,171,332
iRobot Corp.*	29,734	1,126,918
La-Z-Boy, Inc.	46,667	1,441,077
LGI Homes, Inc.*(a)	21,990	2,187,785
M/I Homes, Inc.*(a)	29,883	2,511,367
MDC Holdings, Inc.(a)	64,131	2,644,121
Meritage Homes Corp.(a)	39,608	4,847,623
Newell Brands, Inc.	410,400	3,705,912
Sonos, Inc.*(a)	138,293	1,785,363
Tri Pointe Homes, Inc.*	106,605	2,915,647
		32,558,067
Household Products — 0.7%
Central Garden & Pet Co.*	10,166	448,727
Central Garden & Pet Co. (Class A Stock)*	44,129	1,769,132
Energizer Holdings, Inc.(a)	71,700	2,297,268
WD-40 Co.	14,606	2,968,523
		7,483,650
Industrial REITs — 0.5%
Innovative Industrial Properties, Inc.(a)	30,122	2,279,031

A4

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Industrial REITs (cont’d.)
LXP Industrial Trust	315,537	$2,808,279
		5,087,310
Insurance — 2.8%
Ambac Financial Group, Inc.*	48,840	589,010
American Equity Investment Life Holding Co.	68,642	3,681,957
AMERISAFE, Inc.	20,597	1,031,292
Assured Guaranty Ltd.	59,865	3,623,030
Employers Holdings, Inc.	28,010	1,119,000
Genworth Financial, Inc. (Class A Stock)*	498,713	2,922,458
Goosehead Insurance, Inc. (Class A Stock)*(a)	25,650	1,911,694
HCI Group, Inc.(a)	6,464	350,931
Horace Mann Educators Corp.	44,061	1,294,512
James River Group Holdings Ltd.	40,570	622,750
Lincoln National Corp.	182,750	4,512,097
Mercury General Corp.	28,685	804,041
Palomar Holdings, Inc.*	26,589	1,349,392
ProAssurance Corp.	56,144	1,060,560
Safety Insurance Group, Inc.	15,834	1,079,720
SiriusPoint Ltd. (Bermuda)*	95,443	970,655
Stewart Information Services Corp.	29,376	1,286,669
Trupanion, Inc.*(a)	38,365	1,081,893
United Fire Group, Inc.	22,848	451,248
		29,742,909
Interactive Media & Services — 0.9%
Cargurus, Inc.*	93,600	1,639,872
Cars.com, Inc.*	66,650	1,123,719
QuinStreet, Inc.*	55,426	497,171
Shutterstock, Inc.(a)	26,091	992,763
TripAdvisor, Inc.*	116,000	1,923,280
Yelp, Inc.*	73,982	3,076,911
		9,253,716
IT Services — 0.2%
Perficient, Inc.*(a)	37,429	2,165,642
Leisure Products — 0.3%
Sturm Ruger & Co., Inc.	19,024	991,531
Vista Outdoor, Inc.*(a)	62,563	2,072,086
		3,063,617
Life Sciences Tools & Services — 0.4%
BioLife Solutions, Inc.*	37,047	511,619
Cytek Biosciences, Inc.*	107,357	592,611
Fortrea Holdings, Inc.*	95,400	2,727,486
Mesa Laboratories, Inc.(a)	5,518	579,776
		4,411,492
Machinery — 5.0%
3D Systems Corp.*(a)	143,943	706,760
Alamo Group, Inc.	11,135	1,924,796
Albany International Corp. (Class A Stock)	33,519	2,892,019
Astec Industries, Inc.	24,415	1,150,191
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Barnes Group, Inc.	54,573	$1,853,845
CIRCOR International, Inc.*	23,039	1,284,424
Enerpac Tool Group Corp.	60,496	1,598,909
EnPro Industries, Inc.(a)	22,507	2,727,623
ESCO Technologies, Inc.(a)	27,768	2,900,090
Federal Signal Corp.	65,653	3,921,454
Franklin Electric Co., Inc.(a)	42,785	3,817,705
Greenbrier Cos., Inc. (The)	33,281	1,331,240
Hillenbrand, Inc.	75,209	3,182,093
John Bean Technologies Corp.	34,290	3,605,251
Kennametal, Inc.(a)	85,755	2,133,584
Lindsay Corp.	11,872	1,397,097
Mueller Industries, Inc.	61,150	4,596,034
Proto Labs, Inc.*	28,154	743,266
SPX Technologies, Inc.*	49,090	3,995,926
Standex International Corp.	12,781	1,862,064
Tennant Co.	19,945	1,478,922
Titan International, Inc.*	55,476	745,043
Trinity Industries, Inc.	88,253	2,148,960
Wabash National Corp.(a)	50,685	1,070,467
		53,067,763
Marine Transportation — 0.3%
Matson, Inc.	37,938	3,365,859
Media — 0.6%
AMC Networks, Inc. (Class A Stock)*	32,811	386,514
DISH Network Corp. (Class A Stock)*(a)	267,600	1,568,136
EW Scripps Co. (The) (Class A Stock)*	63,379	347,317
John Wiley & Sons, Inc. (Class A Stock)	45,900	1,706,103
Scholastic Corp.	30,069	1,146,832
TechTarget, Inc.*(a)	27,315	829,283
Thryv Holdings, Inc.*(a)	32,825	616,125
		6,600,310
Metals & Mining — 1.9%
ATI, Inc.*	138,456	5,697,464
Carpenter Technology Corp.	52,262	3,512,529
Century Aluminum Co.*	55,818	401,331
Compass Minerals International, Inc.	36,368	1,016,486
Haynes International, Inc.	13,619	633,556
Kaiser Aluminum Corp.	17,161	1,291,537
Materion Corp.	22,218	2,264,236
Olympic Steel, Inc.	10,545	592,734
SunCoke Energy, Inc.	90,326	916,809
TimkenSteel Corp.*	41,733	906,441
Warrior Met Coal, Inc.	56,006	2,860,787
		20,093,910
Mortgage Real Estate Investment Trusts (REITs) — 2.0%
Apollo Commercial Real Estate Finance, Inc.	140,246	1,420,692
Arbor Realty Trust, Inc.(a)	200,850	3,048,903
ARMOUR Residential REIT, Inc.(a)	246,232	1,046,486
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	185,650	4,037,887

A5

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
Ellington Financial, Inc.(a)	72,130	$899,461
Franklin BSP Realty Trust, Inc.(a)	88,675	1,174,057
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	115,300	2,444,360
Invesco Mortgage Capital, Inc.	48,099	481,471
KKR Real Estate Finance Trust, Inc.(a)	62,608	743,157
New York Mortgage Trust, Inc.(a)	98,430	835,671
PennyMac Mortgage Investment Trust(a)	93,556	1,160,094
Ready Capital Corp.(a)	170,383	1,722,572
Redwood Trust, Inc.(a)	123,113	877,796
Two Harbors Investment Corp.(a)	103,729	1,373,372
		21,265,979
Multi-Utilities — 0.3%
Avista Corp.	82,504	2,670,655
Unitil Corp.	17,261	737,217
		3,407,872
Office REITs — 1.1%
Brandywine Realty Trust(a)	185,611	842,674
Douglas Emmett, Inc.(a)	179,800	2,294,248
Easterly Government Properties, Inc.	100,718	1,151,207
Highwoods Properties, Inc.	113,750	2,344,387
Hudson Pacific Properties, Inc.(a)	136,787	909,634
JBG SMITH Properties(a)	101,511	1,467,849
SL Green Realty Corp.(a)	69,443	2,590,224
		11,600,223
Oil, Gas & Consumable Fuels — 2.9%
California Resources Corp.	69,800	3,909,498
Callon Petroleum Co.*(a)	60,257	2,357,254
Comstock Resources, Inc.(a)	99,129	1,093,393
CONSOL Energy, Inc.(a)	30,950	3,246,964
CVR Energy, Inc.	31,430	1,069,563
Dorian LPG Ltd.	36,612	1,051,863
Green Plains, Inc.*(a)	64,067	1,928,417
Northern Oil & Gas, Inc.(a)	90,154	3,626,895
Par Pacific Holdings, Inc.*	60,596	2,177,820
REX American Resources Corp.*	16,293	663,451
SM Energy Co.	127,802	5,067,349
Talos Energy, Inc.*(a)	108,370	1,781,603
Vital Energy, Inc.*	17,931	993,736
World Kinect Corp.	64,920	1,456,156
		30,423,962
Paper & Forest Products — 0.3%
Clearwater Paper Corp.*	18,009	652,826
Mercer International, Inc. (Germany)(a)	47,371	406,443
Sylvamo Corp.(a)	38,272	1,681,672
		2,740,941
Passenger Airlines — 0.5%
Allegiant Travel Co.	16,196	1,244,825
Hawaiian Holdings, Inc.*(a)	55,665	352,359
JetBlue Airways Corp.*	358,500	1,649,100
SkyWest, Inc.*	45,286	1,899,295
	Shares	Value
Common Stocks (continued)
Passenger Airlines (cont’d.)
Sun Country Airlines Holdings, Inc.*	43,471	$645,110
		5,790,689
Personal Care Products — 1.3%
Edgewell Personal Care Co.(a)	54,815	2,025,962
elf Beauty, Inc.*(a)	58,647	6,441,200
Inter Parfums, Inc.	19,247	2,585,642
Medifast, Inc.(a)	11,654	872,302
Nu Skin Enterprises, Inc. (Class A Stock)	53,881	1,142,816
USANA Health Sciences, Inc.*	11,963	701,152
		13,769,074
Pharmaceuticals — 1.5%
Amphastar Pharmaceuticals, Inc.*	41,008	1,885,958
ANI Pharmaceuticals, Inc.*	17,180	997,471
Collegium Pharmaceutical, Inc.*	37,469	837,432
Corcept Therapeutics, Inc.*	97,192	2,647,996
Harmony Biosciences Holdings, Inc.*	36,229	1,187,224
Innoviva, Inc.*	61,756	802,210
Ligand Pharmaceuticals, Inc.*	17,471	1,046,862
Pacira BioSciences, Inc.*(a)	50,068	1,536,086
Phibro Animal Health Corp. (Class A Stock)	21,950	280,302
Prestige Consumer Healthcare, Inc.*	53,330	3,049,943
Supernus Pharmaceuticals, Inc.*	58,850	1,622,495
		15,893,979
Professional Services — 1.1%
CSG Systems International, Inc.	32,681	1,670,653
Forrester Research, Inc.*	12,454	359,921
Heidrick & Struggles International, Inc.	21,556	539,331
Kelly Services, Inc. (Class A Stock)	34,584	629,083
Korn Ferry	57,682	2,736,434
NV5 Global, Inc.*(a)	13,610	1,309,690
Resources Connection, Inc.	34,492	514,276
TrueBlue, Inc.*	33,448	490,682
TTEC Holdings, Inc.	20,461	536,487
Verra Mobility Corp.*(a)	182,713	3,416,733
		12,203,290
Real Estate Management & Development — 0.8%
Anywhere Real Estate, Inc.*	119,173	766,282
Cushman & Wakefield PLC*(a)	181,257	1,381,178
eXp World Holdings, Inc.(a)	82,800	1,344,672
Kennedy-Wilson Holdings, Inc.(a)	127,767	1,883,286
Marcus & Millichap, Inc.(a)	25,730	754,918
St. Joe Co. (The)	38,287	2,080,133
		8,210,469
Residential REITs — 0.4%
Centerspace	16,043	966,751
Elme Communities	94,709	1,291,831
NexPoint Residential Trust, Inc.	24,645	793,076
Veris Residential, Inc.	86,379	1,425,254
		4,476,912

A6

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Retail REITs — 1.9%
Acadia Realty Trust	102,676	$1,473,401
Getty Realty Corp.(a)	49,561	1,374,327
Macerich Co. (The)(a)	231,750	2,528,392
Phillips Edison & Co., Inc.(a)	126,400	4,239,456
Retail Opportunity Investments Corp.	135,889	1,682,306
RPT Realty	86,092	909,131
Saul Centers, Inc.	13,928	491,241
SITE Centers Corp.	194,097	2,393,216
Tanger Factory Outlet Centers, Inc.(a)	113,248	2,559,405
Urban Edge Properties(a)	126,866	1,935,975
Whitestone REIT	50,737	488,597
		20,075,447
Semiconductors & Semiconductor Equipment — 4.2%
Alpha & Omega Semiconductor Ltd.*	24,145	720,487
Axcelis Technologies, Inc.*	35,360	5,765,448
CEVA, Inc.*	25,493	494,309
Cohu, Inc.*	51,352	1,768,563
Diodes, Inc.*	49,250	3,882,870
FormFactor, Inc.*	83,593	2,920,740
Ichor Holdings Ltd.*	31,551	976,819
Kulicke & Soffa Industries, Inc. (Singapore)(a)	60,784	2,955,926
MaxLinear, Inc.*	79,305	1,764,536
Onto Innovation, Inc.*(a)	52,837	6,737,775
PDF Solutions, Inc.*	32,918	1,066,543
Photronics, Inc.*	67,421	1,362,578
Rambus, Inc.*	117,479	6,554,154
Semtech Corp.*	68,796	1,771,497
SiTime Corp.*(a)	18,400	2,102,200
SMART Global Holdings, Inc.*	53,980	1,314,413
Ultra Clean Holdings, Inc.*	48,200	1,430,094
Veeco Instruments, Inc.*	60,749	1,707,654
		45,296,606
Software — 2.7%
A10 Networks, Inc.	75,146	1,129,444
Adeia, Inc.	115,109	1,229,364
Agilysys, Inc.*	21,793	1,441,825
Alarm.com Holdings, Inc.*	53,739	3,285,603
Cerence, Inc.*(a)	43,503	886,156
Consensus Cloud Solutions, Inc.*	19,607	493,704
Digital Turbine, Inc.*	97,583	590,377
DoubleVerify Holdings, Inc.*	135,239	3,779,930
Ebix, Inc.(a)	26,320	260,042
InterDigital, Inc.(a)	28,355	2,275,205
LiveRamp Holdings, Inc.*	71,244	2,054,677
N-able, Inc.*	74,788	964,765
OneSpan, Inc.*	38,814	417,251
Progress Software Corp.	46,662	2,453,488
SPS Commerce, Inc.*(a)	39,483	6,736,195
Xperi, Inc.*	46,684	460,304
		28,458,330
Specialized REITs — 0.5%
Four Corners Property Trust, Inc.(a)	97,475	2,162,970
Outfront Media, Inc.(a)	156,647	1,582,135
	Shares	Value
Common Stocks (continued)
Specialized REITs (cont’d.)
Safehold, Inc.(a)	48,283	$859,438
Uniti Group, Inc.	257,431	1,215,074
		5,819,617
Specialty Retail — 4.7%
Abercrombie & Fitch Co. (Class A Stock)*	53,882	3,037,328
Academy Sports & Outdoors, Inc.	82,260	3,888,430
Advance Auto Parts, Inc.(a)	64,000	3,579,520
American Eagle Outfitters, Inc.	199,879	3,319,990
America’s Car-Mart, Inc.*(a)	6,336	576,513
Asbury Automotive Group, Inc.*(a)	22,146	5,095,130
Boot Barn Holdings, Inc.*(a)	32,257	2,618,946
Buckle, Inc. (The)	32,127	1,072,721
Caleres, Inc.(a)	36,777	1,057,706
Chico’s FAS, Inc.*	133,145	995,925
Designer Brands, Inc. (Class A Stock)(a)	53,127	672,588
Foot Locker, Inc.(a)	88,100	1,528,535
Group 1 Automotive, Inc.	15,129	4,065,314
Guess?, Inc.(a)	29,425	636,757
Haverty Furniture Cos., Inc.(a)	14,469	416,418
Hibbett, Inc.	13,665	649,224
Leslie’s, Inc.*(a)	198,441	1,123,176
MarineMax, Inc.*	21,509	705,925
Monro, Inc.	33,905	941,542
National Vision Holdings, Inc.*	84,308	1,364,103
ODP Corp. (The)*	36,437	1,681,568
Sally Beauty Holdings, Inc.*	116,211	973,848
Shoe Carnival, Inc.	19,449	467,359
Signet Jewelers Ltd.(a)	48,880	3,510,073
Sleep Number Corp.*(a)	22,736	559,078
Sonic Automotive, Inc. (Class A Stock)(a)	17,086	816,027
Upbound Group, Inc.(a)	49,499	1,457,746
Urban Outfitters, Inc.*	60,855	1,989,350
Victoria’s Secret & Co.*(a)	83,200	1,387,776
		50,188,616
Technology Hardware, Storage & Peripherals — 0.3%
Avid Technology, Inc.*(a)	37,670	1,012,193
Corsair Gaming, Inc.*	46,552	676,401
Xerox Holdings Corp.(a)	121,850	1,911,826
		3,600,420
Textiles, Apparel & Luxury Goods — 0.9%
G-III Apparel Group Ltd.*	43,756	1,090,400
Hanesbrands, Inc.(a)	377,306	1,494,132
Kontoor Brands, Inc.(a)	53,780	2,361,480
Movado Group, Inc.	16,828	460,246
Oxford Industries, Inc.(a)	15,850	1,523,660
Steven Madden Ltd.(a)	76,347	2,425,544
Wolverine World Wide, Inc.	85,754	691,177
		10,046,639
Tobacco — 0.3%
Universal Corp.(a)	26,490	1,250,593

A7

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Tobacco (cont’d.)
Vector Group Ltd.(a)	142,934	$1,520,818
		2,771,411
Trading Companies & Distributors — 1.7%
Applied Industrial Technologies, Inc.	41,644	6,438,579
Boise Cascade Co.	42,594	4,388,886
DXP Enterprises, Inc.*	14,812	517,531
GMS, Inc.*	43,869	2,806,300
NOW, Inc.*	115,083	1,366,035
Veritiv Corp.(a)	14,917	2,519,481
		18,036,812
Water Utilities — 0.9%
American States Water Co.(a)	39,802	3,131,621
California Water Service Group	62,127	2,939,229
Middlesex Water Co.	19,057	1,262,526
SJW Group(a)	31,085	1,868,519
		9,201,895
Wireless Telecommunication Services — 0.4%
Gogo, Inc.*(a)	66,644	795,063
Shenandoah Telecommunications Co.	54,188	1,116,815
Telephone & Data Systems, Inc.	105,560	1,932,803
		3,844,681

Total Common Stocks (cost $821,261,899)		1,055,958,177
Unaffiliated Exchange-Traded Fund — 0.5%
iShares Core S&P Small-Cap ETF(a)	49,420	4,661,788
(cost $4,218,517)

Total Long-Term Investments (cost $825,480,416)		1,060,619,965
Short-Term Investments — 25.3%
Affiliated Mutual Funds — 25.3%
PGIM Core Ultra Short Bond Fund(wb)	3,545,986	3,545,986
PGIM Institutional Money Market Fund (cost $266,140,003; includes $264,964,721 of cash collateral for securities on loan)(b)(wb)	266,516,140	266,356,230

Total Affiliated Mutual Funds (cost $269,685,989)		269,902,216

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) — 0.0%
U.S. Treasury Bills
5.330%	12/14/23	600	$593,548
(cost $593,519)

Total Short-Term Investments (cost $270,279,508)			270,495,764

TOTAL INVESTMENTS—124.7% (cost $1,095,759,924)			1,331,115,729

Liabilities in excess of other assets(z) — (24.7)%			(263,527,787)

Net Assets — 100.0%			$1,067,587,942

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $258,177,265; cash collateral of $264,964,721 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
72	Russell 2000 E-Mini Index	Dec. 2023	$6,474,960	$(164,271)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A8